Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Calculation of basic and diluted earnings per share

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands, except share and per share data)
Numerator
Net income	$47,669	$1,096	$52,667
Less: Dividend equivalents paid to vested RSUs and SARs	(884)	(360)	(120)

Net income available to common shareholders	$46,785	$736	$52,547

Denominator
Weighted average shares outstanding-Basic	25,792,932	25,843,348	28,264,227
Dilutive common equivalent shares:
RSUs	164,998	143,344	40,165
SARs	3,675	5,370	3,579

Weighted average shares outstanding-Diluted	25,961,605	25,992,062	28,307,971

Earnings per share:
Basic	$1.81	$0.03	$1.86
Diluted	$1.80	$0.03	$1.86